Contingent liabilities and contingent assets (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018
Transfer fees
Additional fees payable, first team squad	£ 65,200,000	£ 58,170,000
Additional fees payable, other	9,121,000	8,241,000
Additional fees payable	74,321,000	66,411,000
Probable effect of contingent assets	707,000	2,392,000
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	35,722,000	29,142,000
Additional fees payable, other	8,805,000	7,789,000
Additional fees payable	44,527,000	36,931,000
International appearances
Transfer fees
Additional fees payable, first team squad	11,573,000	11,343,000
Additional fees payable, other	22,000	47,000
Additional fees payable	11,595,000	11,390,000
Other
Transfer fees
Additional fees payable, first team squad	17,905,000	17,685,000
Additional fees payable, other	294,000	405,000
Additional fees payable	£ 18,199,000	£ 18,090,000